Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Jan. 29, 2022
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2022